SHAREHOLDERS’ DEFICIT (Details Narrative) - Compass Digital Acquisition Corp [Member] - $ / shares					9 Months Ended	12 Months Ended
	May 08, 2025	Jul. 15, 2024	Oct. 19, 2023	Oct. 19, 2023	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, authorized						1,000,000		1,000,000
Preferred stock, par value						$ 0.0001		$ 0.0001
Preferred stock, shares issued						0		0
Preferred stock, shares outstanding						0		0
Temporary equity, shares outstanding						110,866		2,481,485
Common stock issued and outstanding					20.00%	20.00%
Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed	100,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized						200,000,000		200,000,000
Common stock, par value						$ 0.0001		$ 0.0001
Common stock, voting rights						Holders of the Class A Ordinary Shares are entitled to one vote for each share.
Common stock, shares issued						3,310,866		5,681,485
Common stock, shares outstanding						3,310,866		5,681,485
Temporary equity, shares outstanding						110,866		2,481,485
Common stock, shares issued						3,200,000		3,200,000
Common stock, shares outstanding						3,200,000		3,200,000
Common Class A [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed			4,998,734
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized						20,000,000		20,000,000
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, voting rights						Holders of the Class B Ordinary Shares are entitled to one vote for each share.
Common stock, shares issued						2,110,122		2,110,122
Common stock, shares outstanding						2,110,122		2,110,122
Common stock, shares, original issued						5,750,000		5,750,000
Common stock, shares, forfeited issued						439,878		439,878
Conversion of stock shares issued		2,600,000		600,000
Common Class B [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed						782,490	749,810